SCHEDULE OF WEIGHTED AVERAGE AMORTIZATION PERIOD FOR INTANGIBLE ASSETS (Details)	6 Months Ended
Jun. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, amortization	9 years 8 months 12 days
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, amortization	10 years
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, amortization	7 years 10 months 25 days